Related Party Transactions and Balanes	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANES
15.	RELATED PARTY TRANSACTIONS AND BALANES

As of December 31, 2021, the Company had a balance of $392,305 due from Easy Clinic (Note 10), over which the Company owned 47% equity interest. The balance was a loan to the newly set up equity investee to support its working capital. As of the date of this report, the related party repaid the outstanding balance.

As of December 31, 2020, the Company had no balances due from or due to related parties.